BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 19, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash equivalents				$ 0	$ 0
Cash				74,453	729,223
Cash				74,000	729,000
Working capital deficit				1,100,000	880,000,000,000
Aggregate purchase price		$ 25,000			$ 25,000
Class A ordinary shares subject to possible redemption, shares outstanding					13,800,000
Unrecognized tax benefits				0	$ 0
Unrecognized tax benefits accrued for interest and penalties				0	$ 0
Anti-dilutive securities attributable to warrants (in shares)			450,000		450,000
Sponsor
Aggregate purchase price				25,000	$ 25,000
Proceeds from Related Party Debt				$ 117,000	117,000
Public Warrants | IPO
Number of warrants in a unit	0.50
Private Placement Warrants
Anti-dilutive securities attributable to warrants (in shares)				12,810,000
Working capital loans | Sponsor
Working capital loan outstanding				$ 300,000	$ 0
Class A Ordinary shares
Class A ordinary shares subject to possible redemption, shares outstanding					13,800,000
Class A Ordinary shares | Public Warrants | IPO
Number of warrants in a unit	0.5
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, shares outstanding				13,800,000	13,800,000